Measurement at Fair Value - Summary of Instruments Measured at Fair Value (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	R$ 1,053	R$ 995
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial liabilities	(857)	(1,342)
Fair value through profit or loss	566	(131)
Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial liabilities	(41)	(1,342)
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Instruments Sale Option [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial liabilities	(816)
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Bank certificates of deposit [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets		33
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Treasury financial notes (LFTs) [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets		193
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Bank financial notes [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets		724
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debentures [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets		45
Financial assets available-for-sale, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	370	216
Financial assets available-for-sale, category [member] | Infrastructure -Distribution [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	370	216
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	1,044
Financial assets at fair value through profit or loss, category [member] | Bank certificates of deposit [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	3
Financial assets at fair value through profit or loss, category [member] | Treasury financial notes (LFTs) [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	290
Financial assets at fair value through profit or loss, category [member] | Bank financial notes [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	740
Financial assets at fair value through profit or loss, category [member] | Debentures [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	11
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	9
Level 1 [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	740	193
Level 1 [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Fair value through profit or loss	740	193
Level 1 [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Treasury financial notes (LFTs) [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets		193
Level 1 [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	740
Level 1 [member] | Financial assets at fair value through profit or loss, category [member] | Bank financial notes [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	740
Level 2 [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	304	802
Level 2 [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial liabilities	(507)	(1,150)
Fair value through profit or loss	(203)	(348)
Level 2 [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial liabilities		(1,150)
Level 2 [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Instruments Sale Option [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial liabilities	(507)
Level 2 [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Bank certificates of deposit [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets		33
Level 2 [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Bank financial notes [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets		724
Level 2 [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debentures [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets		45
Level 2 [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	304
Level 2 [member] | Financial assets at fair value through profit or loss, category [member] | Bank certificates of deposit [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	3
Level 2 [member] | Financial assets at fair value through profit or loss, category [member] | Treasury financial notes (LFTs) [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	290
Level 2 [member] | Financial assets at fair value through profit or loss, category [member] | Debentures [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	11
Level 3 [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	9
Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial liabilities	(350)	(192)
Fair value through profit or loss	29	24
Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial liabilities	(41)	(192)
Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Instruments Sale Option [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial liabilities	(309)
Level 3 [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	370	216
Level 3 [member] | Financial assets available-for-sale, category [member] | Infrastructure -Distribution [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	370	R$ 216
Level 3 [member] | Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets	R$ 9